Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
October 31, 2022
BCV-NPRT1-1222
1.809087.119
Common Stocks - 94.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Entertainment - 3.6%
Activision Blizzard, Inc.	367,800	26,775,840
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	130,700	12,352,457
Media - 3.6%
Comcast Corp. Class A	826,600	26,236,284
TOTAL COMMUNICATION SERVICES		65,364,581
CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	307,700	12,661,855
Specialty Retail - 1.7%
Ross Stores, Inc.	127,000	12,152,630
TOTAL CONSUMER DISCRETIONARY		24,814,485
CONSUMER STAPLES - 3.9%
Food Products - 1.8%
Mondelez International, Inc.	222,100	13,654,708
Household Products - 2.1%
Reckitt Benckiser Group PLC	171,500	11,381,429
Spectrum Brands Holdings, Inc.	87,800	4,051,092
		15,432,521
TOTAL CONSUMER STAPLES		29,087,229
ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
ConocoPhillips Co.	195,400	24,637,986
Exxon Mobil Corp.	472,500	52,357,725
Parex Resources, Inc.	326,700	4,983,173
		81,978,884
FINANCIALS - 20.4%
Banks - 9.7%
Bank of America Corp.	565,300	20,373,412
JPMorgan Chase & Co.	208,900	26,296,332
M&T Bank Corp.	70,500	11,870,085
PNC Financial Services Group, Inc.	78,600	12,719,838
		71,259,667
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	122,400	36,119,016
Insurance - 5.8%
Chubb Ltd.	74,200	15,944,838
The Travelers Companies, Inc.	68,700	12,672,402
Willis Towers Watson PLC	63,100	13,769,051
		42,386,291
TOTAL FINANCIALS		149,764,974
HEALTH CARE - 22.2%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	10,800	8,086,500
Health Care Providers & Services - 17.1%
Centene Corp. (a)	372,900	31,744,977
Cigna Corp.	124,900	40,350,194
Elevance Health, Inc.	32,900	17,988,733
Humana, Inc.	25,600	14,286,848
UnitedHealth Group, Inc.	38,400	21,317,760
		125,688,512
Pharmaceuticals - 4.0%
AstraZeneca PLC sponsored ADR	179,067	10,530,930
Roche Holding AG (participation certificate)	28,830	9,565,742
Sanofi SA sponsored ADR	215,300	9,307,419
		29,404,091
TOTAL HEALTH CARE		163,179,103
INDUSTRIALS - 7.0%
Aerospace & Defense - 4.0%
Northrop Grumman Corp.	28,400	15,591,884
The Boeing Co. (a)	95,100	13,552,701
		29,144,585
Electrical Equipment - 1.6%
Regal Rexnord Corp.	92,400	11,692,296
Machinery - 1.4%
Oshkosh Corp.	118,300	10,410,400
TOTAL INDUSTRIALS		51,247,281
INFORMATION TECHNOLOGY - 3.5%
IT Services - 2.5%
Amdocs Ltd.	121,900	10,521,189
Cognizant Technology Solutions Corp. Class A	129,100	8,036,475
		18,557,664
Software - 1.0%
NortonLifeLock, Inc.	328,800	7,407,864
TOTAL INFORMATION TECHNOLOGY		25,965,528
MATERIALS - 2.5%
Chemicals - 1.7%
DuPont de Nemours, Inc.	224,400	12,835,680
Metals & Mining - 0.8%
Lundin Mining Corp.	1,079,700	5,658,647
TOTAL MATERIALS		18,494,327
UTILITIES - 11.1%
Electric Utilities - 10.0%
Constellation Energy Corp.	242,233	22,900,708
Evergy, Inc.	112,000	6,846,560
NextEra Energy, Inc.	88,100	6,827,750
PG&E Corp. (a)	1,617,200	24,144,796
Southern Co.	193,100	12,644,188
		73,364,002
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	321,300	8,405,208
TOTAL UTILITIES		81,769,210
TOTAL COMMON STOCKS (Cost $568,769,909)		691,665,602

Nonconvertible Preferred Stocks - 2.5%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co. Ltd. (Cost $21,554,505)	487,880	18,218,762

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $24,057,053)	24,052,242	24,057,053

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $614,381,467)	733,941,417
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,422,193
NET ASSETS - 100.0%	735,363,610

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	27,866,227	62,093,206	65,902,380	198,497	-	-	24,057,053	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	36,433,574	36,433,574	1,458	-	-	-	0.0%
Total	27,866,227	98,526,780	102,335,954	199,955	-	-	24,057,053

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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